                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                                GENERATIONS(TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED AUGUST 26, 1998
                                       TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998



The name "American General Independent Producer Division," which appears under "SERVICES" on page three has been changed to "American General Life Companies." The acronym "AGIPD," which appears under "SERVICES" has been changed to "AGLC."